Leases (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Leases [Line Items]
Operating lease expenses	$ 2,208,699	$ 1,705,711	$ 1,433,140
Minimum [Member]
Leases [Line Items]
Operating leases term	1 year
Maximum [Member]
Leases [Line Items]
Operating leases term	6 years